Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Measurement
Schedule of inputs into the fair value measurements of financial assets and financial liabilities measured at fair value on a recurring basis

		Fair Value Measurements at Reporting Date Using
Description	As of December 31,2016	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Short-term investment:
Trading securities investments	5,210,000	5,210,000	—	—

		Fair Value Measurements at Reporting Date Using
Description	As of December 31, 2015	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Short-term investment:
Trading securities investments	6,776,400	6,776,400	—	—

Schedule of inputs into the fair value measurements of fixed income products not reported at fair value on consolidated balance sheet

	As of December 31, 2015		Fair Value Measurements at Reporting Date Using
			Quoted Prices in		Significant
			Active Markets	Significant Other	Unobservable
	Carrying		for Identical	Observable	Inputs
Description	Value	Fair Value	Assets (Level 1)	Inputs (Level 2)	(Level 3)
Long-term investment-held-to-maturity
Trust products	29,875,953	30,607,124	—	30,607,124	—
Asset management plans	5,146,575	5,194,322	—	5,194,322	—
Real estate funds	9,836,640	9,973,655	—	9,973,655	—